UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LLC
Address: 450 Park Avenue, 8th Floor
         New York, NY  10022

13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $435,842 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCEPCS                     COM              00790K109     4534    85881 SH       SOLE                    85881        0        0
AETHER SYS INC                 NOTE  6.000% 3/2 00808VAA3     7026  7096739 PRN      SOLE                        0        0  7096739
AMERISOURCEBERGEN CORP         COM              03073E105    17804   317072 SH       SOLE                   317072        0        0
AMGEN INC                      COM              031162100     7759   125556 SH       SOLE                   125556        0        0
ANADARKO PETE CORP             COM              032511107     4143    81229 SH       SOLE                    81229        0        0
ATLANTIC COAST AIRLINES HLDG   COM              048396105      609    61530 SH       SOLE                    61530        0        0
BANKNORTH GROUP INC NEW        COM              06646R107     8807   270737 SH       SOLE                   270737        0        0
BARRICK GOLD CORP              COM              067901108    18755   825842 SH       SOLE                   825842        0        0
BAY VIEW CAP CORP DEL          COM              07262L101     2122   991499 SH       SOLE                   991499        0        0
BOISE CASCADE CORP             COM              097383103     4722   143687 SH       SOLE                   143687        0        0
CARDINAL HEALTH INC            COM              14149Y108     8649   141417 SH       SOLE                   141417        0        0
CAREER EDUCATION CORP          COM              141665109     1175    29324 SH       SOLE                    29324        0        0
CARNIVAL CORP                  PAIRED CTF       143658300      826    20794 SH       SOLE                    20794        0        0
CKE RESTAURANTS INC            NOTE  4.250% 3/1 12561EAB1      896   893442 PRN      SOLE                        0        0   893442
COMCAST CORP NEW               CL A             20030N101     5663   172709 SH       SOLE                   172709        0        0
CONAGRA FOODS INC              COM              205887102     1789    67800 SH       SOLE                    67800        0        0
CONCORD EFS INC                COM              206197105     5424   365508 SH       SOLE                   365508        0        0
CONOCOPHILLIPS                 COM              20825C104     5732    87420 SH       SOLE                    87420        0        0
COSINE COMMUNICATIONS INC      COM NEW          221222607      298    40416 SH       SOLE                    40416        0        0
DOW CHEM CO                    COM              260543103     6165   148308 SH       SOLE                   148308        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104    11323   145635 SH       SOLE                   145635        0        0
ENCANA CORP                    COM              292505104     6584   166939 SH       SOLE                   166939        0        0
FAIR ISAAC CORP                COM              303250104     9606   195398 SH       SOLE                   195398        0        0
FIFTH THIRD BANCORP            COM              316773100     9312   157560 SH       SOLE                   157560        0        0
FLEETBOSTON FINL CORP          COM              339030108    19829   454284 SH       SOLE                   454284        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    20479   486095 SH       SOLE                   486095        0        0
FRIENDLY ICE CREAM CORP NEW    COM              358497105      565    58593 SH       SOLE                    58593        0        0
GRACE W R & CO DEL NEW         COM              38388F108      541   210524 SH       SOLE                   210524        0        0
GUCCI GROUP N V                COM NY REG       401566104    15461   180719 SH       SOLE                   180719        0        0
HANCOCK JOHN FINL SVCS INC     COM              41014S106      317     8466 SH       SOLE                     8466        0        0
HERCULES INC                   COM              427056106     4565   374196 SH       SOLE                   374196        0        0
HEWLETT PACKARD CO             COM              428236103    17439   759198 SH       SOLE                   759198        0        0
HOLLY CORP                     COM PAR $0.01    435758305     4066   147871 SH       SOLE                   147871        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406    12674   160799 SH       SOLE                   160799        0        0
INTERGRAPH CORP                COM              458683109     6836   285687 SH       SOLE                   285687        0        0
JOHNSON & JOHNSON              COM              478160104    13591   263085 SH       SOLE                   263085        0        0
KNIGHTSBRIDGE TANKERS LTD      ORD              G5299G106      703    56138 SH       SOLE                    56138        0        0
MERISTAR HOSPITALITY CORP      COM              58984Y103      276    42329 SH       SOLE                    42329        0        0
MILACRON INC                   COM              598709103      471   112880 SH       SOLE                   112880        0        0
MKS INSTRUMENT INC             COM              55306N104      999    34442 SH       SOLE                    34442        0        0
MONSANTO CO NEW                COM              61166W101     2034    70664 SH       SOLE                    70664        0        0
NETWORKS ASSOCS INC            COM              640938106      719    47821 SH       SOLE                    47821        0        0
NEWMONT MINING CORP            COM              651639106     7609   156529 SH       SOLE                   156529        0        0
NORTHWEST AIRLS CORP           CL A             667280101      712    56439 SH       SOLE                    56439        0        0
NOVELLUS SYS INC               COM              670008101     3030    72065 SH       SOLE                    72065        0        0
PEGASUS COMMUNICATIONS CORP    CL A NEW         705904605      653    23250 SH       SOLE                    23250        0        0
PEOPLESOFT INC                 COM              712713106     7074   310268 SH       SOLE                   310268        0        0
PFIZER INC                     COM              717081103    16662   471603 SH       SOLE                   471603        0        0
PREMIERE TECHNOLOGIES INC      NOTE  5.750% 7/0 74058FAC6     1252  1242018 PRN      SOLE                        0        0  1242018
PROGRESS ENERGY INC            COM              743263105      705    15574 SH       SOLE                    15574        0        0
RADIAN GROUP INC               COM              750236101     8044   165000 SH       SOLE                   165000        0        0
SAFEGUARD SCIENTIFICS INC      NOTE  5.000% 6/1 786449AE8    14724 15663735 PRN      SOLE                        0        0 15663735
SICOR INC                      COM              825846108     6524   239869 SH       SOLE                   239869        0        0
SPX CORP                       COM              784635104     9299   158126 SH       SOLE                   158126        0        0
SUN LIFE FINL INC              COM              866796105     2852   113973 SH       SOLE                   113973        0        0
SYBASE INC                     COM              871130100     1123    54563 SH       SOLE                    54563        0        0
SYMANTEC CORP                  COM              871503108     8163   236604 SH       SOLE                   236604        0        0
TENNECO AUTOMOTIVE INC         COM              880349105      319    47625 SH       SOLE                    47625        0        0
THORATEC CORP                  COM NEW          885175307     2459   190174 SH       SOLE                   190174        0        0
TIME WARNER INC                COM              887317105     2533   140799 SH       SOLE                   140799        0        0
TOWER AUTOMOTIVE INC           NOTE  5.000% 8/0 891707AE1     2758  2807000 PRN      SOLE                        0        0  2807000
U S G CORP                     COM NEW          903293405     3027   182698 SH       SOLE                   182698        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1872    25117 SH       SOLE                    25117        0        0
US BANCORP DEL                 COM NEW          902973304    13299   452948 SH       SOLE                   452948        0        0
VALERO ENERGY CORP NEW         COM              91913Y100    19922   429907 SH       SOLE                   429907        0        0
VERITAS SOFTWARE CO            COM              923436109     2965    80091 SH       SOLE                    80091        0        0
WELLS FARGO & CO NEW           COM              949746101     9628   163487 SH       SOLE                   163487        0        0
YAHOO INC                      COM              984332106     6207   137838 SH       SOLE                   137838        0        0
ZIMMER HLDGS INC               COM              98956P102    11139   156366 SH       SOLE                   156366        0        0